Note 20 - Income Tax - Unrecognized Tax Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Balance	$ 3,523	$ 5,467
Gross increases for tax positions of current period	331	0
Gross increases for tax positions of prior periods	14	310
Reduction for settlements with taxing authorities	(950)	(2,281)
Reduction for lapses in applicable statutes of limitations	(1,237)	0
Foreign currency translation	(73)	27
Balance	$ 1,608	$ 3,523